Document and Entity Information	Oct. 31, 2018
Prospectus:
Document Type	497
Document Period End Date	Oct. 31, 2018
Registrant Name	Neuberger Berman Alternative Funds
Entity Central Index Key	0001317474
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jul. 01, 2019
Document Effective Date	Jul. 01, 2019
Prospectus Date	Feb. 28, 2019